Document and Entity Information	0 Months Ended
Jun. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 19, 2013
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jun. 19, 2013
Document Effective Date	Jun. 19, 2013
Prospectus Date	Mar. 01, 2013
Victory International Fund | Class Y
Risk/Return:
Trading Symbol	VIYFX
Victory Special Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVYX